Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Value added tax receivables	$ 128,481	$ 148,405
Other current receivables	73,368	32,417
Accrued income	55,041	0
Prepaid expenses	30,071	40,800
Restricted deposits	19,188	0
Insurance recovery assets	8,071	8,886
Advances to suppliers	6,240	8,399
Amounts due from related parties	2,834	2,713
Total current	323,294	241,620
Non-current
Restricted deposits	38,934	31,011
Other interest bearing receivables	827	2,664
Other non-interest bearing receivables	15,182	6,065
Total non-current	54,943	39,740	[1]
Total other assets	$ 378,237	$ 281,360

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).